Vista Outdoor Inc. - 10-K Property, Plant, and Equipment	12 Months Ended
Mar. 31, 2024
Vista Outdoor Inc.
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment	Property, Plant, and Equipment
Property, plant, and equipment is stated at cost and depreciated over estimated useful lives using a straight-line method. Machinery and equipment are depreciated over 1 to 10 years and buildings and improvements are depreciated over 1 to 30 years. Depreciation expense was $49,145, $48,126, and $46,094 in fiscal years 2024, 2023, and 2022, respectively.
As discussed in Note 1, Significant Accounting Policies, we review property, plant, and equipment for impairment when indicators of potential impairment are present. When such impairment is identified, it is recorded as a loss in that period. Maintenance and repairs are charged to expense as incurred. Major improvements that extend useful lives are capitalized and depreciated. The cost and accumulated depreciation of property, plant, and equipment retired or otherwise disposed of are removed from the related accounts, and any residual values are charged or credited to income.
On February 6, 2024, a fire occurred at our Fiber Energy Seymour, Missouri pellet manufacturing location. There were no injuries or environmental issues from the fire. The damage was principally limited to the inventory, raw materials, plant equipment and building structures. We have adequate property damage and business interruption insurance, subject to an applicable deductible. We completed our final damage assessment, and discussions with the insurance carrier is ongoing. We assessed incurred costs and lost earnings related to business interruption and property damage to our facility, as well as timing of recognition under applicable insurance recovery guidance, and recorded accruals of $3,242 in fiscal year 2024 for insurance recoveries that offset the impairment expense of the damaged fixed assets and inventory of $4,242. The net expense of $1,000 is included in Selling, general, and administrative expenses in the consolidated statements of comprehensive income (loss).
Property, plant, and equipment consists of the following:

	March 31,
	2024	2023
Land	$13,301	$13,276
Buildings and improvements	108,753	108,377
Machinery and equipment	516,337	498,266
Property not yet in service	15,357	22,639
Gross property, plant, and equipment	653,748	642,558
Less: accumulated depreciation	(451,884)	(414,311)
Net property, plant, and equipment	$201,864	$228,247